Contingent Liabilities (Details) - EUR (€)	Aug. 07, 2021	Dec. 31, 2020	Nov. 08, 2018
Universitair Medisch Centrum Utrecht
Contingent Liabilities
Amount in dispute		€ 1,300,000	€ 880,000
Prof. Dr. Peter Bauer
Contingent Liabilities
Aggregate amount in question	€ 42,268.50